Other Financial Assets	12 Months Ended
Mar. 31, 2024
TextBlock1 [Abstract]
Other Financial Assets

(8) Other Financial Assets
Other financial assets as of March 31, 2023 and 2024 consist of the following:

	Yen (millions)
	2023	2024
Financial assets measured at amortized cost:
Receivables other than trade receivables and receivables from financial services	¥164,503	¥123,359
Debt securities	85,235	69,751
Guaranty deposits	12,689	13,662
Restricted cash	65,723	118,129
Other	4,167	4,422
Allowance for impairment losses	(2,988)	(2,748)
Financial assets measured at fair value through other comprehensive income:
Debt securities	26,555	30,567
Equity securities	475,138	522,703
Financial assets measured at fair value through profit or loss:
Derivatives	185,968	194,187
Debt securities	101,972	123,693

Total	¥1,118,962	¥1,197,725

Current assets	¥263,892	¥229,583
Non-current assets	855,070	968,142

Total	¥1,118,962	¥1,197,725

The changes in the allowance for impairment losses on other financial assets for the years ended March 31, 2022, 2023 and 2024 are as follows:

	Yen (millions)
	2022	2023	2024
Balance at beginning of year	¥3,358	¥3,212	¥2,988

Remeasurement	¥42	¥232	¥97
Write-offs	(191)	(461)	(345)
Exchange differences on translating foreign operations	3	5	8

Balance at end of year	¥3,212	¥2,988	¥2,748

The allowance for impairment losses on other financial assets for the years ended March 31, 2022, 2023 and 2024 are mainly for credit-impaired financial assets.

Major securities included in the equity securities designated as financial assets measured at fair value through other comprehensive income as of March 31, 2023 and 2024 are as follo ws:
As of March 31, 2023

Yen (millions)
Fair value
Contemporary Amperex Technology Co., Ltd.	¥181,366
GM Cruise Holdings LLC	115,556
Stanley Electric Co., Ltd.	49,051
Mitsubishi UFJ Financial Group, Inc.	12,296
Tokio Marine Holdings, Inc.	8,349
Chubb Limited	7,998
As of March 31, 2024

Yen (millions)
Fair value
Contemporary Amperex Technology Co., Ltd.	¥163,986
GM Cruise Holdings LLC	65,802
Renesas Electronics Corporation	47,139
Stanley Electric Co., Ltd.	47,110
Mitsubishi UFJ Financial Group, Inc.	22,580
GS Yuasa Corporation	15,464